Common Shares - Share Capital (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Sep. 12, 2017	May 10, 2005
Equity [Abstract]
Authorized share capital	800,000,000	800,000,000
Issued and fully paid share capital	508,763,020	508,763,020		6,000
Treasury shares held by the Company	(4,244,080)	(4,244,080)
Outstanding common shares in issue	504,518,940	504,518,940	504,518,940
Authorized share capital	$ 1,600	$ 1,600
Issued and fully paid share capital	1,017	1,017
Treasury shares held by the Company	(9)	(9)
Outstanding common shares in issue	$ 1,008	$ 1,008